Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Net tax expense (benefit) on post-retirement benefits	$ 2,163	$ (9)	$ (1,453)
Net tax expense on cash flow hedges	$ 132	132	132
Predecessor [Member]
Net tax expense (benefit) on post-retirement benefits		3,670	(4,378)
Net tax expense on cash flow hedges		$ 132	$ 132